THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE
                               PROSPECTUS FOR THE

FIFTH THIRD ALL CAP VALUE FUND                  FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND    FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD DIVIDEND GROWTH FUND                FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD EQUITY INDEX FUND                   FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD HIGH YIELD BOND FUND                FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND           FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD MICRO CAP VALUE FUND                FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MID CAP GROWTH FUND

                              INSTITUTIONAL SHARES
                             DATED NOVEMBER 27, 2009

1. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Prime Money Market Fund- Principal Investment Strategies" on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Prime Money Market Fund- Principal Investment Strategies" on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Prime Money Market Fund-Principal Investment Strategies" on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. Effective April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management-Portfolio Managers" beginning on page 47 of the Prospectus were deleted in their entirety and replaced with the following:

    Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of

    America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

    Jon Fisher has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since September 2007 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Fisher is a Portfolio Manager on the Large Cap Growth Strategies team, helping to manage the Active Core, All Cap Core and Active Growth products. He joined FTAM in 2003 and has 19 years of investment experience. Prior to joining Fifth Third Bancorp in 2000, he worked at PNC as a Portfolio Manager and Equity Analyst and subsequently worked at Dain Bosworth as an Equity Analyst. He has also served as President of the Cincinnati Society of Financial Analysts and has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. Mr. Fisher graduated from the University of Iowa with a B.S. in Business Administration, majoring in Finance, and went on to earn an M.B.A. from the University of Chicago. He is also a CFA charterholder.

    Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. Mr. Hargrave is a Portfolio Manager on the Small Cap Growth Strategies team. He joined FTAM in 2003 and has 18 years of investment experience. Prior to joining FTAM, he was employed with Investment Advisers, Inc. in 1996 as an Institutional Client Service Representative and in 2000, joined the Small [and Mid] Cap Growth Team as a Portfolio Manager. Prior to that, he worked at Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. Mr. Hargrave graduated with a B.S. from the University of Southern California, with an M.B.A. from the Anderson School at the University of California, Los Angeles, and is a CFA charterholder.

    David R. Luebke has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. Mr. Luebke is currently a Portfolio Manager on the Small Cap Growth Strategies team. He joined FTAM in 2005 and has 12 years of investment experience. For the four years prior to joining FTAM, he was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the Technology sector for small, mid, and large cap stocks. Prior to that, Mr. Luebke was a Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. He is currently a member of the Boston Society of Security Analysts. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a B.S. in Business Administration and from the Carlson School of Management, University of Minnesota, with an M.B.A. in Finance. He is a CFA charterholder.

    Jill A. Thompson has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson is a Portfolio Manager on the Small Cap Growth Strategies team. She joined FTAM in 2005 and has 20 years of investment experience. Prior to joining FTAM, she served as Co-Portfolio Manager of KB Growth Advisors' Small Cap Growth product for 5 years. She was also with U.S. Bancorp Piper Jaffray for 10 years, where she served as Co-Portfolio Manager of U.S. Bancorp Asset Management/Piper Capital Management's Small and Mid Cap Growth products. Ms. Thompson graduated from St. Cloud University with a B.S. in Finance and is a CFA charterholder.

    E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

5. On January 29, 2010, the second paragraph of the section entitled "Shareholder Information-Purchasing and Adding to Fund Shares" on page 53 of the Prospectus was deleted in its entirety and replaced with the following:

    Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PSSSBI0510

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE
                               PROSPECTUS FOR THE

FIFTH THIRD ALL CAP VALUE FUND                  FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND    FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD DIVIDEND GROWTH FUND                FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD EQUITY INDEX FUND                   FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD HIGH YIELD BOND FUND                FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND           FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD MICRO CAP VALUE FUND                FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MID CAP GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES
                             DATED NOVEMBER 27, 2009

1. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Prime Money Market Fund-Principal Investment Strategies" on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Prime Money Market Fund- Principal Investment Strategies" on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Prime Money Market Fund-Principal Investment Strategies" on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. Effective April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management-Portfolio Managers" beginning on page 55 of the Prospectus were deleted in their entirety and replaced with the following:

    Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of

    America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small [and Mid] Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

    Jon Fisher has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since September 2007 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Fisher is a Portfolio Manager on the Large Cap Growth Strategies team, helping to manage the Active Core, All Cap Core and Active Growth products. He joined FTAM in 2003 and has 19 years of investment experience. Prior to joining Fifth Third Bancorp in 2000, he worked at PNC as a Portfolio Manager and Equity Analyst and subsequently worked at Dain Bosworth as an Equity Analyst. He has also served as President of the Cincinnati Society of Financial Analysts and has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. Mr. Fisher graduated from the University of Iowa with a B.S. in Business Administration, majoring in Finance, and went on to earn an M.B.A. from the University of Chicago. He is also a CFA charterholder.

    Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. Mr. Hargrave is a Portfolio Manager on the Small Cap Growth Strategies team. He joined FTAM in 2003 and has 18 years of investment experience. Prior to joining FTAM, he was employed with Investment Advisers, Inc. in 1996 as an Institutional Client Service Representative and in 2000, joined the Small [and Mid] Cap Growth Team as a Portfolio Manager. Prior to that, he worked at Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. Mr. Hargrave graduated with a B.S. from the University of Southern California, with an M.B.A. from the Anderson School at the University of California, Los Angeles, and is a CFA charterholder.

    David R. Luebke has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. Mr. Luebke is currently a Portfolio Manager on the Small Cap Growth Strategies team. He joined FTAM in 2005 and has 12 years of investment experience. For the four years prior to joining FTAM, he was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the Technology sector for small, mid, and large cap stocks. Prior to that, Mr. Luebke was a Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. He is currently a member of the Boston Society of Security Analysts. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a B.S. in Business Administration and from the Carlson School of Management, University of Minnesota, with an M.B.A. in Finance. He is a CFA charterholder.

    Jill A. Thompson has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson is a Portfolio Manager on the Small Cap Growth Strategies team. She joined FTAM in 2005 and has 20 years of investment experience. Prior to joining FTAM, she served as Co-Portfolio Manager of KB Growth Advisors' Small Cap Growth product for 5 years. She was also with U.S. Bancorp Piper Jaffray for 10 years, where she served as Co-Portfolio Manager of U.S. Bancorp Asset Management/Piper Capital Management's Small and Mid Cap Growth products. Ms. Thompson graduated from St. Cloud University with a B.S. in Finance and is a CFA charterholder.

    E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003 and the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PSSSBR0510

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE
                       PROSPECTUS FOR THE LIFEMODEL FUNDS

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM), FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM), FIFTH THIRD LIFEMODEL MODERATE FUND(SM), FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM), AND FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)

                              INSTITUTIONAL SHARES
                             DATED NOVEMBER 27, 2009

1. The second and third sentence of the second paragraph in the section entitled "Additional Information About the Funds' and Underlying Funds' Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 30 of the Prospectus are hereby deleted in their entirety and replaced with the following:

    All of the Institutional Money Market Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the third paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds'
Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund- Principal Investment Strategies" on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the fourth paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds'
Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund- Principal Investment Strategies" on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. Effective April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management-Portfolio Managers" beginning on page 43 of the Prospectus was deleted in their entirety and replaced with the following as:

    Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005 and of the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small and Mid Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

    E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006 and of the Fifth Third Mid Cap Growth Fund since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

5. On January 29, 2010, the second paragraph of the section entitled "Shareholder Information-Purchasing and Adding to Fund Shares" on page 53 of the Prospectus was deleted in its entirety and replaced with the following:

    Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

6. On December 28, 2009, the chart under the heading "Fifth Third LifeModel Moderate Fund(SM) - LifeModel Moderate Target Neutral Style Class Index Blend" on page 10 of the Prospectus was deleted in its entirety and replaced with the following:

    LIFEMODEL MODERATE TARGET NEUTRAL STYLE
    CLASS INDEX BLEND

     Small Cap Growth Index(1)....................................          2.5%
     Small Cap Value Index(2).....................................          2.5%
     International Index(3).......................................         10.0%
     Mid Cap Growth Index(4)......................................          5.0%
     Mid Cap Value Index(5).......................................          5.0%
     Large Cap Growth Index(6)....................................          8.5%
     Large Cap Value Index(7).....................................          8.5%
     Large Cap Core Index(8)......................................          8.0%
     High Yield Bond Index(9).....................................          2.5%
     Total Return Bond Index(10)..................................         35.0%
     Short Term Bond Index(11)....................................         12.5%

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE PROSPECTUS FOR FUTURE REFERENCE
FTF-PSSLMI0510

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE
                       PROSPECTUS FOR THE LIFEMODEL FUNDS

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM), FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM), FIFTH THIRD LIFEMODEL MODERATE FUND(SM), FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM), AND FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM).

                       CLASS A, CLASS B AND CLASS C SHARES
                             DATED NOVEMBER 27, 2009

1. The second and third sentence of the second paragraph in the section entitled "Additional Information About the Funds' and Underlying Funds' Investments-Principal Investment Strategies- Underlying Funds-Fifth Third Institutional Money Market Fund- Principal Investment Strategies" on page 31 of the Prospectus are hereby deleted in their entirety and replaced with the following:

    All of the Institutional Money Market Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the third paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds'
Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 31 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the fourth paragraph of the section entitled "Additional Information About the Funds' and Underlying Funds'
Investments-Principal Investment Strategies-Underlying Funds-Fifth Third Institutional Money Market Fund- Principal Investment Strategies" on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. Effective April 1, 2010, the biographies of the portfolio managers listed below in the section "Fund Management-Portfolio Managers" beginning on page 45 of the Prospectus were deleted in their entirety and replaced with the following:

    Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005 and of the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. Mr. Billeadeau currently serves as the Director of Small Cap Growth Strategies. He joined FTAM in 2003 and has 23 years of investment experience. Prior to joining FTAM, he joined Investment Advisers, Inc. and became a principal of Paladin Investment Associates upon its launch on December 1, 2000. Prior to that, he held positions with Bank of America Investment Management and American Express Financial Advisors, and served as the Director and Senior Portfolio Manager responsible for the Small and Mid Cap Growth strategies at Trade Street Investment Associates, Inc. Mr. Billeadeau currently serves on the Board of Directors at FactSet Research Systems and chairs the Audit Committee there, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with a B.S. in Economics and is a CFA charterholder.

    E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006 and of the FIFTH THIRD MID CAP GROWTH FUND since April 2010. Mr. Wirtz joined FTAM as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

5. On December 28, 2009, the chart under the heading "Fifth Third LifeModel Moderate Fund(SM)- LifeModel Moderate Target Neutral Style Class Index Blend" on page 10 of the Prospectus was deleted in its entirety and replaced with the following:

    LIFEMODEL MODERATE TARGET NEUTRAL STYLE
    CLASS INDEX BLEND

     Small Cap Growth Index(1)......................................        2.5%
     Small Cap Value Index(2).......................................        2.5%
     International Index(3).........................................       10.0%
     Mid Cap Growth Index(4)........................................        5.0%
     Mid Cap Value Index(5).........................................        5.0%
     Large Cap Growth Index(6)......................................        8.5%
     Large Cap Value Index(7).......................................        8.5%
     Large Cap Core Index(8)........................................        8.0%
     High Yield Bond Index(9).......................................        2.5%
     Total Return Bond Index(10)....................................       35.0%
     Short Term Bond Index(11)......................................       12.5%

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

FTF-PSSLMR0510

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                PREFERRED SHARES

                             DATED NOVEMBER 27, 2009

1. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Government Money Market Fund-Principal Investment Strategies" on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PSSMMP510

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                  SELECT SHARES

                             DATED NOVEMBER 27, 2009

1. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Government Money Market Fund-Principal Investment Strategies" on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                 WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PSSMMS510

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                  TRUST SHARES

                             DATED NOVEMBER 27, 2009

1. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Government Money Market Fund-Principal Investment Strategies" on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PSSMMT510

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE

                               PROSPECTUS FOR THE

                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS

                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 27, 2009

1. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

2. The first sentence of the second paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund invests at least 97% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor.

3. The first sentence of the third paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Money Market Fund-Principal Investment Strategies" on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

4. The second sentence of the first paragraph of the section entitled "Objectives, Strategies and Risks-Fifth Third Institutional Government Money Market Fund-Principal Investment Strategies" on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

    All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

5. Effective on January 29, 2010, the second paragraph of the section entitled "Shareholder Information-Purchasing and Adding to Fund Shares" on page 14 of the Prospectus was deleted in its entirety and replaced with the following:

    Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

FTF-PSSIMM0510

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED MAY 27, 2010 TO THE
      COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2009

FIFTH THIRD ALL CAP VALUE FUND                             FIFTH THIRD MID CAP GROWTH FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND               FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DIVIDEND GROWTH FUND                           FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD EQUITY INDEX FUND                              FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD HIGH YIELD BOND FUND                           FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND     FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND                      FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MICRO CAP VALUE FUND                           FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

 1. The section entitled "Investment Objectives and Policies of the Funds-Investment Limitations-Money Market Funds-Non-Fundamental
Limitations-Investing in Illiquid Securities" on page 8 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

         INVESTING IN ILLIQUID SECURITIES. None of the Funds will invest more than 5% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

2. The first paragraph of the section entitled "Determining Net Asset Value-Investment Restrictions" on page 58 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

         SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 60 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 60 days, a Money Market Fund will invest its available cash to reduce the average maturity to 60 days or less as soon as possible.

3. Effective April 1, 2010, the section entitled "Portfolio Management Information-Securities Ownership" on page 44 of the Statement of Additional Information was hereby supplemented with the following:

-------------------------------------------------------------------------------------------
NAME OF PORTFOLIO MANAGER       FUND                      DOLLAR RANGE OF EQUITY SECURITIES
-------------------------------------------------------------------------------------------
Jon Fisher                      Mid Cap Growth Fund                     None
-------------------------------------------------------------------------------------------
E. Keith Wirtz                  Mid Cap Growth Fund                     None
-------------------------------------------------------------------------------------------

4. Effective January 29, 2010, the section entitled "Selling Your Shares-Exchanging or Converting Shares" on page 56 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

         You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs.

         In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the distributor and the financial intermediary. A shareholder's ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

         Any conversion between classes of shares of the same Fund should be treated as a tax-free event. By contrast, an exchange between different Funds is a taxable event.

5. Effective December 23, 2009, the third paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 35 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

         A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

6. Effective December 23, 2009, the sixth paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 35 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                     TYPE OF SERVICE                 FREQUENCY              LAG TIME
--------------------------------------------------------------------------------------------------
DDM Marketing & Communications     Marketing & Communications      Weekly and Quarterly   One day
Standard & Poor's                  Ratings Agency                  Weekly                 One day
Moody's Investors Service          Ratings Agency                  Weekly                 One day
Fitch Ratings Ltd.                 Ratings Agency                  Weekly                 One day

NAME OF VENDOR                     TYPE OF SERVICE                 FREQUENCY              LAG TIME
--------------------------------------------------------------------------------------------------
FactSet                            Portfolio analytics             Daily                  N/A
Interactive Data Bond Edge         Portfolio analytics             Daily                  N/A
Investor Tools - SMART/Perform     Portfolio analytics             Daily                  N/A
Yield Book                         Portfolio analytics             Daily                  N/A
Advent Axys                        Portfolio accounting            Daily                  N/A
Able Noser                         Trade cost analysis             Monthly                Five days
SG Constellation                   Distribution services           Weekly                 One day
eA Data Automation Services        Marketing Support               Quarterly              8 days
Fifth Third Bank                   Portfolio management and        Daily                  N/A
                                   administrative support
Prima Capital Management, Inc.     Overlay manager                 Daily                  N/A
Merrill Lynch                      Wrap sponsor                    Daily                  N/A
Morgan Stanley                     Wrap sponsor                    Daily                  N/A
Fifth Third Securities             Wrap sponsor                    Daily                  N/A
Envestnet Asset Management         Overlay manager                 Daily                  N/A
Bear Stearns                       Wrap sponsor                    Daily                  N/A
TD Ameritrade                      Wrap sponsor                    Daily                  N/A
UBS                                Wrap sponsor                    Daily                  N/A
Smith Barney                       Wrap sponsor                    Daily                  N/A
Folio Dynamix                      Wrap sponsor                    Daily                  N/A
Placemark Investments              Overlay manager                 Daily                  N/A
--------------------------------------------------------------------------------------------------

7. Effective December 23, 2009, the second table of the section entitled "Purchasing Shares-Payments to Dealers" on page 53 of the Statement of Additional Information was deleted in its entirety and replaced with the following:

                                                                               HIGH YIELD BOND FUND
                                             SHORT TERM BOND FUND             TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------
                                            LOAD/SALES     DEALER         LOAD/SALES           DEALER
             PURCHASE AMOUNT                 CHARGE      REALLOWANCE       CHARGE            REALLOWANCE
--------------------------------------------------------------------------------------------------------
Less than $50,000                            3.00%           2.60%          4.75%              4.25%
--------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000               2.50%           2.10%          4.50%              3.75%
--------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000              2.00%           1.70%          3.50%              3.00%
--------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000              1.50%           1.25%          2.50%              2.10%
--------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000            0.00%           0.50%          2.00%              1.70%
--------------------------------------------------------------------------------------------------------
$1,000,000 but less than $5,000,000*         0.00%           0.50%          0.00%              0.75%
--------------------------------------------------------------------------------------------------------
$5,000,000 but less than $25,000,000*        0.00%           0.35%          0.00%              0.50%
--------------------------------------------------------------------------------------------------------
$25,000,000 or more*                         0.00%           0.25%          0.00%              0.25%

             SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
 WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.